Financial Instruments - Maturity Analysis for Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	1.20%	1.20%
Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	3.10%	2.81%
Variable interest rate liabilities | Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	2.05%	1.70%
Variable interest rate liabilities | Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	3.26%	2.94%
On Demand or Less than 1 Month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 1,143	$ 990
Non-derivative financial liabilities, undiscounted cash flows	46,329	49,832
On Demand or Less than 1 Month | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	38,672	43,341
On Demand or Less than 1 Month | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	6,514	5,501
1 to 3 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	2,232	1,980
Non-derivative financial liabilities, undiscounted cash flows	97,452	47,096
1 to 3 Months | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	23,864	18,740
1 to 3 Months | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	71,356	26,376
3 Months to 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	9,508	7,421
Non-derivative financial liabilities, undiscounted cash flows	64,132	64,922
3 Months to 1 Year | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	1,017	1,395
3 Months to 1 Year | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	53,607	56,106
1 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	20,771	11,703
Non-derivative financial liabilities, undiscounted cash flows	299,919	306,629
1 to 5 Years | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	8	1,308
1 to 5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	279,140	293,618
More than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	204	0
Non-derivative financial liabilities, undiscounted cash flows	235	31
More than 5 Years | Non-interest bearing liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	31	31
More than 5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	$ 0	$ 0